Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,452,408.88

Principal:
Principal Collections	$16,286,190.21
Prepayments in Full	$10,453,087.60
Liquidation Proceeds	$501,999.41
Recoveries	$2,386.56
Sub Total	$27,243,663.78
Collections	$29,696,072.66

Purchase Amounts:
Purchase Amounts Related to Principal	$204,573.35
Purchase Amounts Related to Interest	$1,460.39
Sub Total	$206,033.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,902,106.40

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,902,106.40
Servicing Fee	$579,897.85	$579,897.85	$0.00	$0.00	$29,322,208.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,322,208.55
Interest - Class A-2 Notes	$55,543.53	$55,543.53	$0.00	$0.00	$29,266,665.02
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$29,128,030.02
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$29,074,647.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,074,647.77
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$29,048,084.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,048,084.77
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$29,026,518.77
Third Priority Principal Payment	$600,786.38	$600,786.38	$0.00	$0.00	$28,425,732.39
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$28,391,191.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,391,191.72
Regular Principal Payment	$25,580,805.57	$25,580,805.57	$0.00	$0.00	$2,810,386.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,810,386.15
Residuel Released to Depositor	$0.00	$2,810,386.15	$0.00	$0.00	$0.00
Total		$29,902,106.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$600,786.38
Regular Principal Payment					$25,580,805.57
Total					$26,181,591.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$26,181,591.95	$76.40	$55,543.53	$0.16	$26,237,135.48	$76.56
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$26,181,591.95	$24.40	$330,230.45	$0.31	$26,511,822.40	$24.71

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$166,630,583.78	0.4862287	$140,448,991.83	0.4098307
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$662,080,583.78	0.6170081	$635,898,991.83	0.5926089

Pool Information
Weighted Average APR	4.207%	4.193%
Weighted Average Remaining Term	47.44	46.59
Number of Receivables Outstanding	35,290	34,424
Pool Balance	$695,877,425.92	$668,069,784.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$667,038,503.97	$640,439,797.40
Pool Factor	0.6348967	0.6095259

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$10,021,046.77
Yield Supplement Overcollateralization Amount	$27,629,987.46
Targeted Overcollateralization Amount	$32,170,793.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,170,793.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$361,790.49
(Recoveries)		19	$2,386.56
Net Losses for Current Collection Period			$359,403.93
Cumulative Net Losses Last Collection Period			$1,658,080.48
Cumulative Net Losses for all Collection Periods			$2,017,484.41

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.62%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.25%	386	$8,361,394.81
61-90 Days Delinquent	0.10%	30	$676,803.29
91-120 Days Delinquent	0.05%	14	$354,694.95
Over 120 Days Delinquent	0.04%	10	$262,051.11
Total Delinquent Receivables	1.45%	440	$9,654,944.16

Repossession Inventory:
Repossessed in the Current Collection Period		23	$567,324.70
Total Repossessed Inventory		36	$972,710.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4987%
Preceding Collection Period			0.5250%
Current Collection Period			0.6324%
Three Month Average			0.5520%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1710%
Preceding Collection Period			0.1729%
Current Collection Period			0.1569%
Three Month Average			0.1669%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer